Events After the Reporting Period	6 Months Ended
Jun. 30, 2024
Events After the Reporting Period [Abstract]
Events after the reporting period

Note 10. Events after the reporting period

No matter or circumstance has arisen since June 30, 2024, that has significantly affected, or may significantly affect the company’s operations, the results of those operations, or the company’s state of affairs in future financial years.